Payden Corporate Bond Fund

Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (4%
)
2,300,000 Benefit Street Partners CLO XVII Ltd. 2019-
17A 144A, (3 mo. LIBOR USD + 1.080%),
5.87%, 7/15/32 (a)(b) $ 2,278
1,400,000 CIFC Funding Ltd. 2021-4A 144A, (3 mo.
LIBOR USD + 2.900%), 7.69%, 7/15/33 (a)(b) 1,347
884,250 Domino's Pizza Master Issuer LLC 2021-1A
144A, 2.66%, 4/25/51 (a) 773
2,000,000 HERA Commercial Mortgage Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.950%), 6.42%,
2/18/38 (a)(b) 1,906
2,000,000 KREF Ltd. 2022-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.94%, 2/17/39 (a)(b) 1,947
1,885,750 Planet Fitness Master Issuer LLC 2022-1A 144A,
3.25%, 12/05/51 (a) 1,700
1,507,333 Textainer Marine Containers Ltd. 2021-3A
144A, 1.94%, 8/20/46 (a) 1,274
2,350,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
4.29%, 2/15/52 (a) 2,125
1,502,125 Zaxby's Funding LLC 2021-1A, 144A, 3.24%,
7/30/51 (a) 1,276
Total Asset Backed (Cost - $15,829)
14,626
Bank Loans(c) (1%
)
995,000 Air Canada Term Loan B 1L, (LIBOR USD
3-Month + 3.500%), 8.13%, 8/11/28  998
909,688 DirectV Financing LLC Term Loan 1L, (LIBOR
USD 1-Month + 5.000%), 9.57%, 8/02/27  896
Total Bank Loans (Cost - $1,886)
1,894
Corporate Bond (91%
)
Automotive  (4%)
675,000 American Honda Finance Corp. , 4.70%, 1/12/28  682
1,285,000 Daimler Truck Finance North America LLC
144A, 2.38%, 12/14/28 (a) 1,122
3,250,000 Ford Motor Credit Co. LLC , 2.30%, 2/10/25  3,018
1,800,000 Ford Motor Credit Co. LLC , 2.90%, 2/16/28  1,551
400,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  392
1,200,000 General Motors Co. , 6.75%, 4/01/46  1,250
1,700,000 Hyundai Capital America 144A, 1.80%,
10/15/25 (a) 1,551
950,000 Kia Corp. 144A, 1.75%, 10/16/26 (a) 835
3,275,000 Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (a) 3,086
1,150,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (a) 928
1,705,000 Volkswagen Group of America Finance LLC
144A, 4.25%, 11/13/23 (a) 1,691
16,106
Banking  (14%)
2,325,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (b) 2,097
1,800,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.870%), 2.46%, 10/22/25 (b) 1,722
1,585,000 Bank of America Corp. N, (U.S. Secured
Overnight Financing Rate + 1.220%), 2.65%,
3/11/32 (b) 1,338
1,600,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.970%), 3.46%, 3/15/25 (b) 1,569
975,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.060%), 3.56%, 4/23/27 (b) 934
2,210,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.290%), 5.08%, 1/20/27 (b) 2,219
Principal
or Shares Security Description
Value
(000)
2,600,000 Bank of Montreal , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.400%),
3.09%, 1/10/37 (b) $ 2,116
980,000 Bank of Nova Scotia , 4.85%, 2/01/30  983
1,150,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.050%),
2.28%, 11/24/27 (b) 1,032
1,550,000 BBVA Bancomer SA 144A, 1.88%, 9/18/25 (a) 1,424
1,400,000 BNP Paribas SA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.450%), 5.13%, 1/13/29 (a)(b) 1,413
830,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.280%), 3.07%, 2/24/28 (b) 772
1,175,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 3.180%), 6.72%, 1/18/29 (b) 1,237
1,300,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.248%), 2.38%,
7/21/32 (b) 1,065
2,300,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  2,002
2,750,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.264%), 2.65%,
10/21/32 (b) 2,271
1,650,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 1,415
305,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600%), 4.20%, 6/01/32 (a)(b) 243
2,050,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.180%), 2.55%, 11/08/32 (b) 1,703
915,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.460%), 3.11%, 4/22/41 (b) 724
910,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.440%), 3.11%, 4/22/51 (b) 667
1,025,000 KeyBank N.A. , 5.00%, 1/26/33  1,028
1,300,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.858%), 1.51%, 7/20/27 (b) 1,160
910,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.990%), 2.19%, 4/28/26 (b) 855
2,000,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.152%), 2.72%, 7/22/25 (b) 1,932
830,000 Morgan Stanley , 5.00%, 11/24/25  835
1,425,000 Morgan Stanley , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.430%),
5.95%, 1/19/38 (b) 1,458
2,400,000 National Australia Bank Ltd. 144A, 2.99%,
5/21/31 (a) 1,970
1,030,000 Old National Bancorp , 5.88%, 9/29/26  1,054
1,150,000 PNC Financial Services Group Inc. , (Secured
Overnight Financing Rate + 2.140%), 6.04%,
10/28/33 (b) 1,244
1,800,000 Royal Bank of Canada , 5.00%, 2/01/33  1,829
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  424
2,100,000 Sumitomo Mitsui Financial Group Inc. , 5.46%,
1/13/26  2,134
1,440,000 U.S. Bancorp , (U.S. Secured Overnight Financing
Rate + 1.230%), 4.65%, 2/01/29 (b) 1,440
1,000,000 Wachovia Corp. , 5.50%, 8/01/35  1,029
1,000,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.500%), 3.35%, 3/02/33 (b) 882
2,600,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.510%), 3.53%, 3/24/28 (b) 2,474
50,694

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Basic Industry  (5%)
1,425,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  $ 1,333
1,120,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (a) 1,113
2,525,000 Boeing Co. , 5.71%, 5/01/40  2,587
1,250,000 DAE Funding LLC 144A, 1.55%, 8/01/24 (a) 1,181
2,225,000 Equate Petrochemical BV 144A, 2.63%,
4/28/28 (a) 1,990
1,980,000 Freeport-McMoRan Inc. , 5.00%, 9/01/27  1,960
1,825,000 Glencore Funding LLC 144A, 1.63%, 9/01/25 (a) 1,674
2,000,000 Lockheed Martin Corp. , 3.90%, 6/15/32  1,943
785,000 Nature Conservancy A, 3.96%, 3/01/52  665
900,000 OCP SA 144A, 3.75%, 6/23/31 (a) 763
600,000 Raytheon Technologies Corp. , 4.63%, 11/16/48  582
825,000 Regal Rexnord Corp. 144A, 6.30%, 4/15/28 (a) 838
825,000 Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (a) 847
17,476
Consumer Goods  (3%)
1,360,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
3/15/29 (a) 1,175
2,000,000 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide Inc. , 4.90%, 2/01/46  1,955
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00%,
11/15/39  952
904,000 Anheuser-Busch InBev Worldwide Inc. , 8.20%,
1/15/39  1,189
1,320,000 Coca-Cola Co. , 2.60%, 6/01/50  956
1,150,000 JDE Peet's NV 144A, 1.38%, 1/15/27 (a) 998
2,165,000 Land O' Lakes Inc. 144A, 7.00% (a)(d) 1,918
1,850,000 NIKE Inc. , 3.38%, 3/27/50 (e) 1,551
10,694
Energy  (6%)
1,745,000 Canadian Natural Resources Ltd. , 6.25%,
3/15/38  1,870
445,000 Cenovus Energy Inc. , 6.75%, 11/15/39  488
630,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 606
1,800,000 Earthstone Energy Holdings LLC 144A, 8.00%,
4/15/27 (a) 1,757
1,200,000 Enbridge Energy Partners LP , 7.38%, 10/15/45  1,438
1,200,000 Energy Transfer LP , 5.40%, 10/01/47  1,103
2,500,000 Energy Transfer LP , 5.50%, 6/01/27  2,539
900,000 Energy Transfer LP , 5.75%, 2/15/33  926
550,000 EQT Corp. , 5.68%, 10/01/25  551
1,075,000 EQT Corp. , 5.70%, 4/01/28  1,089
950,000 Genesis Energy LP/Genesis Energy Finance
Corp. , 8.88%, 4/15/30  967
1,000,000 Hess Corp. , 7.30%, 8/15/31  1,122
750,000 Kinder Morgan Energy Partners LP , 6.55%,
9/15/40  799
410,000 Parsley Energy LLC/Parsley Finance Corp. 144A,
4.13%, 2/15/28 (a) 382
1,100,000 PDC Energy Inc. , 5.75%, 5/15/26  1,065
825,000 Venture Global Calcasieu Pass LLC 144A,
6.25%, 1/15/30 (a) 841
575,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 531
1,550,000 Williams Cos. Inc. , 3.75%, 6/15/27  1,500
2,200,000 Williams Cos. Inc. , 8.75%, 3/15/32  2,707
22,281
Principal
or Shares Security Description
Value
(000)
Financial Services  (16%)
925,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.13%, 7/03/23  $ 920
410,000 Aircastle Ltd. , 4.13%, 5/01/24  401
1,795,000 Ally Financial Inc. , 3.88%, 5/21/24  1,759
1,851,000 American Express Co. , 8.15%, 3/19/38  2,441
1,690,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 1,344
1,950,000 Ares Capital Corp. , 3.25%, 7/15/25  1,837
1,000,000 Ares Capital Corp. , 3.50%, 2/10/23  999
1,300,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b) 1,255
1,100,000 Ashtead Capital Inc. 144A, 5.50%, 8/11/32 (a) 1,105
2,400,000 Banco Santander SA , 2.75%, 12/03/30  1,938
875,000 Bank of New York Mellon Corp. , (U.S. Secured
Overnight Financing Rate + 1.169%), 4.54%,
2/01/29 (b) 875
2,075,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  1,939
605,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  537
1,350,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.290%), 2.64%,
3/03/26 (b) 1,279
915,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 2.080%), 5.47%,
2/01/29 (b) 921
2,300,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 2.107%), 2.57%, 6/03/31 (b) 1,953
1,430,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 1,226
2,500,000 Citigroup Inc. , 4.45%, 9/29/27  2,454
3,775,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 3,567
2,850,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 3.350%), 7.39%, 11/03/28 (b) 3,109
1,820,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  1,798
3,000,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 3.790%), 4.49%, 3/24/31 (b) 2,931
1,975,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.990%), 4.85%, 7/25/28 (b) 1,976
1,155,000 Low Income Investment Fund 2019, 3.71%,
7/01/29  1,067
1,600,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 1.069%), 1.34%,
1/12/27 (a)(b) 1,423
620,000 Mastercard Inc. , 3.85%, 3/26/50  564
1,250,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.700%), 4.79%, 7/18/25 (b) 1,244
1,025,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 1.93%, 4/28/32 (b) 815
1,700,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.200%), 2.51%, 10/20/32 (b) 1,405
2,020,000 MPT Operating Partnership LP/MPT Finance
Corp. , 5.00%, 10/15/27 (e) 1,710
1,375,000 National Bank of Canada , (U.S. Secured
Overnight Financing Rate + 1.009%), 3.75%,
6/09/25 (b) 1,351
2,000,000 National Securities Clearing Corp. 144A, 5.10%,
11/21/27 (a) 2,047
2,205,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  2,070
1,300,000 PayPal Holdings Inc. , 3.25%, 6/01/50 (e) 968

Principal
or Shares Security Description
Value
(000)
750,000 State Street Corp. , (U.S. Secured Overnight
Financing Rate + 1.567%), 4.82%, 1/26/34 (b) $ 754
1,125,000 Synchrony Financial , 7.25%, 2/02/33  1,128
1,825,000 Toronto-Dominion Bank , 3.77%, 6/06/25  1,787
1,250,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.852%), 5.12%, 1/26/34 (b) 1,268
2,200,000 Westpac Banking Corp. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750%), 2.67%, 11/15/35 (b) 1,730
59,895
Healthcare  (8%)
2,160,000 AbbVie Inc. , 2.95%, 11/21/26  2,045
920,000 AbbVie Inc. , 4.25%, 11/21/49  825
3,120,000 Amgen Inc. , 3.15%, 2/21/40  2,444
2,000,000 Baxter International Inc. , 2.27%, 12/01/28  1,750
700,000 Bayer U.S. Finance II LLC 144A, 3.88%,
12/15/23 (a) 691
700,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) 673
1,625,000 Bristol-Myers Squibb Co. , 4.25%, 10/26/49  1,501
700,000 Cigna Corp. , 4.13%, 11/15/25  693
895,000 Cigna Corp. , 4.90%, 12/15/48  859
1,850,000 CVS Health Corp. , 5.30%, 12/05/43  1,833
740,000 Dignity Health , 4.50%, 11/01/42  660
975,000 Elevance Health Inc. , 5.13%, 2/15/53  981
1,825,000 GE HealthCare Technologies Inc. 144A, 5.65%,
11/15/27 (a) 1,892
965,000 Gilead Sciences Inc. , 2.80%, 10/01/50  674
550,000 Jazz Securities DAC 144A, 4.38%, 1/15/29 (a) 503
1,300,000 Merck & Co. Inc. , 2.35%, 6/24/40  967
175,000 Northwell Healthcare Inc. , 6.15%, 11/01/43  187
955,000 PeaceHealth Obligated Group 2020, 1.38%,
11/15/25  868
1,200,000 Perrigo Finance Unlimited Co. , 4.40%, 6/15/30  1,055
1,620,000 Royalty Pharma PLC , 2.20%, 9/02/30  1,322
420,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.10%, 10/01/46  288
1,825,000 Teva Pharmaceutical Finance Netherlands III BV ,
5.13%, 5/09/29 (e) 1,685
850,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  848
1,500,000 Teva Pharmaceutical Finance Netherlands III BV ,
7.13%, 1/31/25  1,522
1,375,000 UnitedHealth Group Inc. , 5.35%, 2/15/33  1,467
1,820,000 Viatris Inc. , 4.00%, 6/22/50  1,263
29,496
Household Products  (1%)
975,000 GSK Consumer Healthcare Capital U.S. LLC ,
3.38%, 3/24/27  923
1,300,000 GSK Consumer Healthcare Capital U.S. LLC ,
3.63%, 3/24/32  1,191
2,000,000 Procter & Gamble Co. , 4.05%, 1/26/33 (e) 2,005
4,119
Insurance  (4%)
1,400,000 First American Financial Corp. , 2.40%, 8/15/31  1,090
2,115,000 Jackson National Life Global Funding 144A,
2.65%, 6/21/24 (a) 2,035
725,000 Nationwide Financial Services Inc. 144A, 5.30%,
11/18/44 (a) 674
1,731,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 2,353
Principal
or Shares Security Description
Value
(000)
1,265,000 New York Life Insurance Co. 144A, 5.88%,
5/15/33 (a) $ 1,362
500,000 New York Life Insurance Co. 144A, 6.75%,
11/15/39 (a) 587
1,500,000 Nippon Life Insurance Co. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.600%), 2.90%, 9/16/51 (a)(b) 1,270
1,700,000 Ohio National Life Insurance Co. 144A, 6.88%,
6/15/42 (a) 1,640
450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 626
550,000 Teachers Insurance & Annuity Association of
America 144A, 4.90%, 9/15/44 (a) 536
2,000,000 Teachers Insurance & Annuity Association of
America 144A, 6.85%, 12/16/39 (a) 2,318
14,491
Leisure  (1%)
1,150,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 1,030
500,000 Mattel Inc. 144A, 3.38%, 4/01/26 (a) 467
1,875,000 Warnermedia Holdings Inc. 144A, 4.28%,
3/15/32 (a) 1,670
1,355,000 Warnermedia Holdings Inc. 144A, 5.14%,
3/15/52 (a) 1,127
4,294
Media  (3%)
1,820,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.50%,
6/01/41  1,281
1,025,000 Cogent Communications Group Inc. 144A,
7.00%, 6/15/27 (a) 1,016
1,860,000 Comcast Corp. , 2.89%, 11/01/51  1,301
766,000 Comcast Corp. , 6.50%, 11/15/35  892
1,760,000 Fox Corp. , 5.58%, 1/25/49  1,705
575,000 Gray Escrow II Inc. 144A, 5.38%, 11/15/31 (a) 443
1,450,000 Time Warner Cable LLC , 6.75%, 6/15/39  1,493
2,000,000 Walt Disney Co. , 2.75%, 9/01/49  1,429
475,000 Walt Disney Co. , 9.50%, 7/15/24  507
10,067
Real Estate  (3%)
70,000 Healthpeak Properties Inc. , 3.40%, 2/01/25  68
1,575,000 Healthpeak Properties Inc. , 5.25%, 12/15/32  1,607
555,000 iStar Inc. , 4.75%, 10/01/24  552
1,900,000 iStar Inc. , 5.50%, 2/15/26  1,915
800,000 National Retail Properties Inc. , 3.90%, 6/15/24  787
1,125,000 Ontario Teachers' Cadillac Fairview Properties
Trust 144A, 2.50%, 10/15/31 (a) 885
1,050,000 Physicians Realty LP , 2.63%, 11/01/31  876
1,200,000 Simon Property Group LP , 6.75%, 2/01/40  1,390
1,750,000 Starwood Property Trust Inc. 144A, 3.75%,
12/31/24 (a) 1,664
360,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  354
770,000 WEA Finance LLC 144A, 4.13%, 9/20/28 (a) 678
980,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a) 708
11,484
Retail  (3%)
1,300,000 AutoZone Inc. , 4.75%, 2/01/33  1,294
1,250,000 Dick's Sporting Goods Inc. , 3.15%, 1/15/32  1,024
2,000,000 Home Depot Inc. , 4.50%, 12/06/48  1,932
1,325,000 Lowe's Cos. Inc. , 5.13%, 4/15/50  1,297
600,000 Newell Brands Inc. , 6.38%, 9/15/27  604

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,425,000 Nordstrom Inc. , 4.25%, 8/01/31  $ 1,072
1,775,000 Target Corp. , 4.50%, 9/15/32 (e) 1,792
1,400,000 Walmart Inc. , 4.50%, 9/09/52  1,409
1,940,000 Yum! Brands Inc. , 3.63%, 3/15/31  1,656
12,080
Service  (2%)
2,185,000 American University 2019, 3.67%, 4/01/49  1,816
1,850,000 California Institute of Technology , 3.65%,
9/01/19  1,319
1,150,000 Ford Foundation 2020, 2.82%, 6/01/70  752
1,540,000 Georgetown University B, 4.32%, 4/01/49  1,388
1,180,000 President and Fellows of Harvard College ,
2.52%, 10/15/50  831
6,106
Technology  (6%)
1,305,000 Apple Inc. , 2.65%, 5/11/50  929
1,200,000 Apple Inc. , 3.95%, 8/08/52  1,079
2,000,000 Apple Inc. , 4.65%, 2/23/46  2,018
515,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 400
1,774,000 Broadcom Inc. 144A, 4.93%, 5/15/37 (a) 1,630
1,400,000 Dell International LLC/EMC Corp. , 4.90%,
10/01/26  1,393
207,000 Dell International LLC/EMC Corp. , 8.35%,
7/15/46  250
1,075,000 Fidelity National Information Services Inc. ,
4.50%, 7/15/25  1,064
2,800,000 Microsoft Corp. , 2.53%, 6/01/50  1,999
1,493,000 Oracle Corp. , 4.13%, 5/15/45  1,213
2,000,000 Oracle Corp. , 6.50%, 4/15/38  2,201
1,345,000 QUALCOMM Inc. , 4.50%, 5/20/52  1,272
2,100,000 Skyworks Solutions Inc. , 3.00%, 6/01/31  1,738
710,000 Take-Two Interactive Software Inc. , 3.70%,
4/14/27  681
1,325,000 Take-Two Interactive Software Inc. , 4.00%,
4/14/32  1,244
1,435,000 VMware Inc. , 2.20%, 8/15/31  1,139
1,725,000 Workday Inc. , 3.80%, 4/01/32  1,578
21,828
Telecommunications  (8%)
1,575,000 Alphabet Inc. , 2.05%, 8/15/50  1,009
1,750,000 Amazon.com Inc. , 3.10%, 5/12/51  1,334
3,359,000 AT&T Inc. , 3.50%, 9/15/53  2,482
3,800,000 AT&T Inc. , 3.65%, 9/15/59  2,791
1,760,000 British Telecommunications PLC 144A, 4.25%,
11/08/49 (a) 1,387
1,100,000 Cogent Communications Group Inc. 144A,
3.50%, 5/01/26 (a) 1,020
1,500,000 Deutsche Telekom International Finance BV ,
8.75%, 6/15/30  1,834
1,800,000 Juniper Networks Inc. , 2.00%, 12/10/30  1,429
1,325,000 NBN Co. Ltd. 144A, 1.63%, 1/08/27 (a) 1,171
1,375,000 NTT Finance Corp. 144A, 4.37%, 7/27/27 (a) 1,376
2,475,000 Orange SA , 9.00%, 3/01/31  3,133
725,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 636
1,100,000 TELUS Corp. , 4.60%, 11/16/48  1,018
3,467,000 Verizon Communications Inc. , 2.36%, 3/15/32  2,858
2,300,000 Verizon Communications Inc. , 3.40%, 3/22/41  1,854
2,000,000 Vodafone Group PLC , 5.25%, 5/30/48  1,904
27,236
Principal
or Shares Security Description
Value
(000)
Transportation  (1%)
1,339,865 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  $ 1,169
1,283,677 American Airlines Pass-Through Trust 2019-1,
A, 3.50%, 2/15/32  1,007
2,176
Utility  (3%)
1,050,000 Basin Electric Power Cooperative 144A, 4.75%,
4/26/47 (a) 894
244,000 Berkshire Hathaway Energy Co. , 6.13%, 4/01/36  271
775,000 Eversource Energy , 4.20%, 6/27/24  767
660,000 KeySpan Gas East Corp. 144A, 5.82%,
4/01/41 (a) 673
1,780,000 National Fuel Gas Co. , 5.50%, 1/15/26  1,789
1,000,000 NextEra Energy Capital Holdings Inc. , 4.20%,
6/20/24  991
300,623 Solar Star Funding LLC 144A, 3.95%,
6/30/35 (a) 268
1,755,000 Southern California Edison Co. , (Secured
Overnight Financing Rate + 0.830%), 5.15%,
4/01/24 (b)(e) 1,753
1,300,000 Tampa Electric Co. , 3.88%, 7/12/24  1,277
1,575,000 TransAlta Corp. , 7.75%, 11/15/29  1,622
1,000,000 Wisconsin Public Service Corp. , 5.35%,
11/10/25  1,018
11,323
Total Corporate Bond (Cost - $365,682)
331,846
Foreign Government (0%
)
1,885,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (a)
(Cost - $1,883) 1,633
Mortgage Backed (1%
)
2,000,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.064%),
6.55%, 2/15/38 (a)(b) 1,865
2,000,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.430%), 5.89%, 5/15/36 (a)(b) 1,976
Total Mortgage Backed (Cost - $4,006)
3,841
Municipal (1%
)
1,200,000 Bay Area Toll Authority , 3.55%, 4/01/54  947
1,050,000 Michigan Finance Authority D, 5.02%, 11/01/43  988
1,170,000 University of California BG, 1.32%, 5/15/27  1,031
Total Municipal (Cost - $3,420)
2,966
Investment Company (4%
)
13,105,602 Payden Cash Reserves Money Market Fund *
(Cost - $13,106)
13,106
Total Investments (Cost - $405,812) (102%)
369,912
Liabilities in excess of Other Assets (-2%)
(5,508)
Net Assets (100%) $ 364,404
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(c) Floating rate security. The rate shown reflects the rate in effect at January 31,
2023. The stated maturity is subject to prepayments.
(d) Perpetual security with no stated maturity date.

(e) All or a portion of these securities are on loan. At January 31, 2023, the total market value of the Fund’s securities on loan is $7,814 and the total market value of the collateral held by the Fund is $8,044. Amounts in 000s.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 108 Mar-23 $ 14,027 $ 491 $ 491
U.S. Treasury 10-Year Note Future 40 Mar-23 4,581 76 76
U.S. Ultra Bond Future 59 Mar-23 8,363 254 254
a a

Short Contracts:
U.S. 10-Year Ultra Future 124 Mar-23 (15,029) (259) (259)
a a
Total Futures
$562